ORDINARY SHARES	12 Months Ended
Dec. 31, 2016
ORDINARY SHARES [Abstract]
ORDINARY SHARES
14.	ORDINARY SHARES

Under a series of share repurchase programs approved by the Company's board of directors on September 29, 2011, December 26, 2012, June 28, 2013 and June 28, 2014, during the years ended December 31, 2014, 2015 and 2016, the Company repurchased 80,728,137, 10,912,110 and nil ordinary shares for total considerations of $87,323, $10,292 and $nil, respectively.